CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 2,838,190	$ 411,498	¥ 3,585,391	¥ 2,809,359
Cost of revenues	(556,923)	(80,746)	(557,177)	(430,773)
Research and development expenses	(90,655)	(13,144)	(93,882)	(70,938)
Sales and marketing expenses	(2,712,330)	(393,251)	(2,950,972)	(2,121,006)
General and administrative expenses	(112,403)	(16,297)	(118,973)	(79,600)
Other operating income	12,876	1,867	26,614	24,790
Income/(loss) from operations	(621,245)	(90,073)	(108,999)	131,832
Interest and investment income	52,389	7,596	30,560	10,271
Interest expense to third parties	(31,282)	(4,535)	(38,051)	(39,596)
Interest expense to a related party				(1,032)
Foreign exchange (losses)/gains, net	3,787	549	(7,935)	(485)
Other income/(loss), net	(413)	(60)	(190)	443
Change in fair value of warrant liabilities				(7,442)
Income/(loss) before income tax expense	(596,764)	(86,523)	(124,615)	93,991
Income tax expense	114,476	16,597		18,564
Net income/(loss)	(711,240)	(103,120)	(124,615)	75,427
Accretion of convertible redeemable preferred shares			(4,729,719)	(3,206,324)
Less: deemed dividend to the shareholders			(104,036)
Net loss attributable to ordinary shareholders of Smart Share Global Limited	(711,240)	(103,120)	(4,958,370)	(3,130,897)
Net income/(loss)	(711,240)	(103,120)	(124,615)	75,427
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil tax	112,372	16,292	(150,267)	232,957
Total comprehensive income/(loss)	(598,868)	(86,828)	(274,882)	308,384
Accretion of convertible redeemable preferred shares			(4,729,719)	(3,206,324)
Deemed dividend of preferred shareholders			(104,036)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	¥ (598,868)	$ (86,828)	¥ (5,108,637)	¥ (2,897,940)
Net loss per share attributable to ordinary shareholders of Smart Share Global Limited
Net loss per share - basic | (per share)	¥ (1.37)	$ (0.20)	¥ (12.20)	¥ (57.44)
Net loss per share - diluted | (per share)	¥ (1.37)	$ (0.20)	¥ (12.20)	¥ (57.44)
Weighted average number of ordinary shares
Weighted average number of ordinary shares outstanding - basic | shares	518,307,406	518,307,406	406,567,584	54,506,733
Weighted average number of ordinary shares outstanding - diluted | shares	518,307,406	518,307,406	406,567,584	54,506,733
Mobile device charging business
Revenues
Total revenues	¥ 2,754,143	$ 399,313	¥ 3,455,797	¥ 2,711,541
Power bank sales
Revenues
Total revenues	59,476	8,623	102,857	77,598
Others
Revenues
Total revenues	¥ 24,571	$ 3,562	¥ 26,737	¥ 20,220